united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA 02481

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 7/31/15

Item 1. Schedule of Investments.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 94.29%
BANKS - 2.68%
General Motors Co. - Societe Generale SA	13,500,000	0.0000	11/16/2021	$ 12,900,600
General Motors Co. - Societe Generale SA	6,500,000	0.0000	11/16/2021	6,211,400
				19,112,000
BANKS - 1.04%
Goldman Sachs Group, Inc. - Kansas City Southern	8,000,000	0.0000	2/16/2021	7,445,120

BIOTECHNOLOGY - 10.31%
Acorda Therapeutics, Inc.	8,000,000	1.7500	6/15/2021	8,285,000
Ani Pharmaceuticals, Inc.	18,000,000	3.0000	12/1/2019	22,511,250
Emergent Biosolutions, Inc.	16,000,000	2.8750	1/15/2021	19,740,000
Ligand Pharmaceuticals, Inc. - 144A	8,000,000	0.7500	8/15/2019	12,300,000
United Therapeutics Corp.	3,000,000	1.0000	9/15/2016	10,636,875
				73,473,125
COMMERCIAL SERVICES - 1.67%
Albany Moleculary Research, Inc.	1,706,000	2.2500	11/15/2018	2,466,236
Carriage Services, Inc.	3,000,000	2.7500	3/15/2021	3,598,125
Euronet Services, Inc. - 144A	5,000,000	1.5000	10/1/2044	5,871,875
				11,936,236
COMPUTERS - 7.90%
Apple, Inc. - Wells Fargo & Co	7,000,000	0.0000	1/24/2020	9,020,900
Brocade Communications Systems, Inc. - 144A	6,000,000	1.3750	1/1/2020	5,940,000
Electronics For Imaging, Inc. - 144A	18,000,000	0.7500	9/1/2019	18,922,500
Intel Corp. - Wells Fargo & Co	7,000,000	0.0000	6/5/2020	7,403,200
SanDisk Corp.	15,000,000	0.5000	10/15/2020	15,056,250
				56,342,850
DIVERSIFIED FINANCIAL SERVICES - 1.98%
BGC Partners, Inc.	4,000,000	4.5000	7/15/2016	4,372,500
Encore Capital Group, Inc.	8,000,000	2.8750	3/15/2021	7,425,000
Portfolio Recovery Associates, Inc.	2,000,000	3.0000	8/1/2020	2,295,000
				14,092,500
ELECTRICAL COMPONENTS & EQUIPMENT - 0.13%
SunPower Corp.	1,000,000	0.8750	6/1/2021	945,000

ELECTRONICS - 3.07%
TTM Technologies, Inc.	20,000,000	1.7500	12/15/2020	21,862,500

ENERGY-ALTERNATE SOURCES - 2.05%
Renewable Energy Group, Inc.	14,747,000	2.7500	6/15/2019	14,590,313

FOREST PRODUCTS & PAPER - 2.74%
International Paper Co. - Barclays Bank PLC	11,000,000	0.0000	7/23/2021	10,568,800
International Paper Co. - Wells Fargo & Co	9,500,000	0.0000	6/10/2020	8,969,900
				19,538,700
HEALTHCARE-PRODUCTS - 3.32%
Integra LifeSciences Holdings Corp.	7,000,000	1.6250	12/15/2016	8,815,625
Trinity Biotech Investment Ltd. - 144A	14,000,000	4.0000	4/1/2045	14,875,000
				23,690,625
HOLDING COMPANIES-DIVERSIFIED - 4.46%
Horizon Pharma Investment Ltd. - 144A	10,000,000	2.5000	3/15/2022	14,406,250
RWT Holdings, Inc. - 144A	18,000,000	5.6250	11/15/2019	17,358,750
				31,765,000
HOME BUILDERS - 9.30%
KB Home	12,000,000	1.3750	2/1/2019	11,647,500
LGI Homes, Inc. - 144A	21,000,000	4.2500	11/15/2019	23,782,500
M/I Homes, Inc.	12,000,000	3.0000	3/1/2018	12,030,000

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

HOME BUILDERS (Continued) - 9.30%
Meritage Homes Corp.	10,000,000	1.8750	9/15/2032	$ 10,506,250
Toll Brothers Finance Corp.	8,000,000	0.5000	9/15/2032	8,360,000
				66,326,250
INSURANCE - 0.14%
HCI Group, Inc.	1,000,000	3.8750	3/15/2019	991,875

INTERNET - 5.35%
Google, Inc. - Goldman Sachs	2,000,000	0.0000	2/19/2021	1,986,700
Google, Inc. - UBS AG	11,500,000	0.0000	2/15/2021	11,496,550
J2 Global, Inc.	8,000,000	3.2500	6/15/2029	9,515,000
LinkedIn Corp. - 144A	15,000,000	0.5000	11/1/2019	15,140,700
				38,138,950
INVESTMENT COMPANIES - 1.97%
Ares Capital Corp.	1,000,000	4.3750	1/15/2019	1,031,250
Blackrock Kelso Capital Corp.	1,000,000	5.5000	2/15/2018	1,034,375
KCAP Financial, Inc.	1,000,000	8.7500	3/15/2016	1,018,125
New Mountain Finance Corp.	4,000,000	5.0000	6/15/2019	4,057,500
Prospect Capital Corp.	3,000,000	4.7500	4/15/2020	2,842,500
TCP Capital Corp.	3,000,000	5.2500	12/15/2019	3,076,875
TPG Specialty Lending, Inc.	1,000,000	4.5000	12/15/2019	997,500
				14,058,125
MACHINERY - DIVERSIFIED - 0.13%
Chart Industries, Inc.	1,000,000	2.0000	8/1/2018	910,625

MISCELLANEOUS MANUFACTURING - 2.71%
General Electric Co. - Barclays Bank PLC	20,000,000	0.0000	8/18/2021	19,350,000

OIL & GAS SERVICES - 3.00%
Helix Energy Solutions Group, Inc.	9,881,000	3.2500	3/15/2032	8,497,660
Newpark Resources, Inc.	10,000,000	4.0000	10/1/2017	10,400,000
SEACOR Holdings, Inc.	3,000,000	3.0000	11/15/2028	2,475,000
				21,372,660
PHARMACEUTICALS - 7.05%
Impax Laboratories, Inc. - 144A	18,000,000	2.0000	6/15/2022	18,630,000
Jazz Investments I Ltd. - 144A	16,000,000	1.8750	8/15/2021	19,520,000
Pernix Therapeutics Holdings, Inc. - 144A	14,000,000	4.2500	4/1/2021	12,066,250
				50,216,250
REAL ESTATE - 1.32%
Forestar Group, Inc.	11,000,000	3.7500	3/1/2020	9,411,875

REITS - 8.35%
Apollo Commercial Real Estate	10,000,000	5.5000	3/15/2019	10,050,050
Blackstone Mortgage Trust, Inc.	12,000,000	5.2500	12/1/2018	12,900,000
Colony Financials, Inc.	15,000,000	3.8750	1/15/2021	15,206,250
Pennymac Corp.	4,000,000	5.3750	5/1/2020	3,720,000
Resource Capital Corp.	3,000,000	6.0000	12/1/2018	2,703,750
Resource Capital Corp.	16,000,000	8.0000	1/15/2020	14,900,000
				59,480,050
RETAIL - 1.06%
EZCORP, Inc. - Cl. A	10,000,000	2.1250	6/15/2019	7,531,250

SEMICONDUCTORS - 2.20%
NVIDIA Corp.	1,000,000	1.0000	12/1/2018	1,150,000
ON Semiconductor Corp. - 144A	15,000,000	1.0000	12/1/2020	14,559,375
				15,709,375

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

SOFTWARE - 1.24%
Akamai Technologies, Inc.	4,000,000	0.0000	2/15/2019	$ 4,357,520
Synchronoss Technologies, Inc.	1,000,000	0.7500	8/15/2019	1,160,625
Verint Systems, Inc.	3,000,000	1.5000	6/1/2021	3,343,125
				8,861,270
TELECOMMUNICATIONS - 4.22%
CalAmp Corp. - 144A	17,000,000	1.6250	5/15/2020	15,735,625
Finisar Corp.	15,000,000	0.5000	12/15/2033	14,362,500
				30,098,125
TRANSPORTATION - 4.90%
Atlas Air Worldwide Holdings	13,000,000	2.2500	6/1/2022	12,268,750
Echo Global Logistics, Inc.	10,000,000	2.5000	5/1/2020	10,650,000
Hornbeck Offshore Services, Inc.	15,000,000	1.5000	9/1/2019	11,981,250
				34,900,000

TOTAL CONVERTIBLE BONDS				672,150,649
(Cost - $659,738,823)

U.S. TREASURY OBLIGATIONS - 4.90%
United States Treasury Notes	15,000,000	0.6250	6/30/2017	14,994,135
United States Treasury Notes	5,000,000	0.7500	2/28/2018	4,984,765
United States Treasury Notes	5,000,000	1.0000	6/30/2019	4,947,265
United States Treasury Notes	5,000,000	1.2500	1/31/2020	4,955,080
United States Treasury Notes	1,000,000	1.5000	5/31/2020	999,141
United States Treasury Notes	4,000,000	1.6250	6/30/2020	4,016,876
TOTAL U.S. TREASURY OBLIGATIONS				34,897,262
(Cost - $34,817,669)

SHORT-TERM INVESTMENTS - 1.02%
MONEY MARKET FUND - 1.02%	Shares
Milestone Treasury Obligations Portfolio +	7,275,981	0.0100		7,275,981
TOTAL SHORT-TERM INVESTMENTS
(Cost - $7,275,981)

TOTAL INVESTMENTS - 100.21%
(Cost - $701,832,473) (a)				$ 714,323,892
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.21) %				(1,491,471)
NET ASSETS - 100.00%				$ 712,832,421

+ Variable rate security. Interest rate is as of July 31, 2015.
REITS - Real Estate Investment Trusts.
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $700,439,365 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 42,958,728
			Unrealized Depreciation:	(29,074,201)
			Net Unrealized Appreciation:	$ 13,884,527

TOTAL RETURN SWAP	Notional Amount		Termination Date	Unrealized Loss

Agreement with ReFlow Fund, LLC dated March 1, 2015 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95%.	45,058,510		8/31/2015	$ (165,955)

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 127.82%
AUTO MANUFACTURERS - 1.78%
General Motors Co. - Societe Generale SA	800,000	0.0000	11/16/2021	$ 764,480

BANKS - 1.52%
Goldman Sachs Group, Inc. - Kansas City Southern	700,000	0.0000	2/16/2021	651,448

BIOTECHNOLOGY - 14.17%
ANI Pharmaceuticals, Inc.	1,700,000	3.0000	12/1/2019	2,126,063
Acorda Therapeutics, Inc.	1,000,000	1.7500	6/15/2021	1,035,625
Emergent BioSolutions, Inc.	1,500,000	2.8750	1/15/2021	1,850,625
Ligand Pharmaceuticals, Inc. - 144A	700,000	0.7500	8/15/2019	1,076,250
				6,088,563
COMMERCIAL SERVICES - 2.23%
Carriage Services, Inc.	800,000	2.7500	3/15/2021	959,500

COMPUTERS - 8.80%
Brocade Communications Systems, Inc. - 144A	300,000	1.3750	1/1/2020	297,000
Electronics For Imaging, Inc. - 144A	1,500,000	0.7500	9/1/2019	1,576,875
Sandisk Corp.	1,900,000	0.5000	10/15/2020	1,907,125
				3,781,000
DIVERSIFIED FINIANCIAL SERVICES - 2.59%
Encore Capital Group, Inc.	600,000	3.0000	7/1/2020	652,125
PRA Group, Inc.	400,000	3.0000	8/1/2020	459,000
				1,111,125
ELECTRICAL COMPONENTS & EQUIPMENT - 3.30%
SunPower Corp.	1,500,000	0.875	6/1/2021	1,417,500

ELECTRONICS - 4.32%
TTM Technologies, Inc.	1,700,000	1.7500	12/15/2020	1,858,312

ENERGY-ALTERNATE SOURCES - 2.07%
Renewable Energy Group, Inc.	900,000	2.7500	6/15/2019	890,438

FOREST PRODUCTS & PAPER - 2.24%
International Paper Co. - Barclays Bank PLC	1,000,000	0.0000	7/23/2021	960,800

HEALTHCARE PRODUCTS - 4.45%
Trinity Biotech Investment Ltd. - 144A	1,800,000	4.0000	4/1/2045	1,912,500

HOLDING COMPANIES-DIVERSIFIED - 8.73%
Horizon Pharma Investment Ltd. - 144A	1,400,000	2.5000	3/15/2022	2,016,875
RWT Holdings, Inc. - 144A	1,800,000	5.6250	11/15/2019	1,735,875
				3,752,750
HOME BUILDERS - 9.52%
LGI Homes, Inc. - 144A	1,800,000	4.2500	11/15/2019	2,038,500
M/I Homes, Inc.	1,200,000	3.0000	3/1/2018	1,203,000
Meritage Homes Corp.	100,000	1.8750	9/15/2032	105,063
Ryland Group, Inc.	500,000	0.2500	6/1/2019	482,500
Toll Brothers Finance Corp.	250,000	0.5000	9/15/2032	261,250
				4,090,313
INTERNET - 8.86%
Google, Inc. - Goldman Sachs Group, Inc.	467,000	0.0000	2/19/2021	463,894
Google, Inc. - UBS AG	540,000	0.0000	2/15/2021	539,838
J2 Global, Inc.	1,000,000	3.2500	6/15/2029	1,189,375
LinkedIn Corp. - 144A	1,600,000	0.5000	11/1/2019	1,615,008
				3,808,115

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

INVESTMENT COMPANIES - 2.37%
New Mountain Finance Corp.	500,000	5.0000	6/15/2019	$ 507,188
TCP Capital Corp.	500,000	5.2500	12/15/2019	512,812
				1,020,000
MISCELLANEOUS MANUFACTURING - 3.83%
General Electric Co. - Barclays Bank PLC	1,700,000	0.0000	8/18/2021	1,644,750

OIL & GAS SERVICES - 1.82%
Newpark Resources, Inc.	750,000	4.0000	10/1/2017	780,000

PHARMACEUTICALS - 10.05%
Impax Laboratories, Inc. - 144A	2,000,000	2.0000	6/15/2022	2,070,000
Jazz Investments I Ltd. - 144A	500,000	1.8750	8/15/2021	610,000
Pernix Therapeutics Holdings, Inc. - 144A	1,900,000	4.2500	4/1/2021	1,637,562
				4,317,562
REITS - 14.81%
Apollo Commercial Real Estate	1,000,000	5.5000	3/15/2019	1,005,005
Blackstone Mortgage Trust, Inc.	1,500,000	5.2500	12/1/2018	1,612,500
Colony Financials, Inc.	1,400,000	3.8750	1/15/2021	1,419,250
Pennymac Corp.	500,000	5.3750	5/1/2020	465,000
Resource Capital Corp.	2,000,000	8.0000	1/15/2020	1,862,500
				6,364,255
SEMICONDUCTORS - 4.29%
ON Semiconductor Corp. - 144A	1,900,000	1.0000	12/1/2020	1,844,187

SOFTWARE - 1.27%
Akamai Technologies, Inc.	500,000	0.0000	2/15/2019	544,690

TELECOMMUNICATIONS - 7.22%
CalAmp Corp. - 144A	1,800,000	1.625	5/15/2020	1,666,125
Finisar Corp.	1,500,000	0.5000	12/15/2033	1,436,250
				3,102,375
TRANSPORTATION - 7.58%
Atlas Air Worldwide Holdings, Inc.	1,000,000	2.2500	6/1/2022	943,750
Echo Global Logistics, Inc.	1,800,000	2.5000	5/1/2020	1,917,000
Hornbeck Offshore Services, Inc.	500,000	1.5000	9/1/2019	399,375
				3,260,125

TOTAL CONVERTIBLE BONDS				54,924,788
(Cost - $53,803,048)

U.S. TREASURY OBLIGATIONS - 14.64%
United States Treasury Notes	5,300,000	0.6250	6/30/2017	5,297,928
United States Treasury Notes	1,000,000	0.6250	4/30/2018	992,109
TOTAL U.S. TREASURY OBLIGATIONS				6,290,037
(Cost - $6,289,539)

SHORT-TERM INVESTMENTS - 0.40%
MONEY MARKET FUND - 0.40%	Shares
Milestone Treasury Obligations Portfolio +	173,611	0.0100		173,611
TOTAL SHORT-TERM INVESTMENTS
(Cost - $173,611)

TOTAL INVESTMENTS - 142.86%
(Cost - $60,266,198) (a)				$ 61,388,436
LIABILITIES IN EXCESS OF OTHER ASSETS - (42.86) %				(18,418,825)
NET ASSETS - 100.00%				$ 42,969,611

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

+ Variable rate security. Interest rate is as of July 31, 2015.
REITS - Real Estate Investment Trusts.
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $60,266,198 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized Appreciation:	$ 2,207,622
			Unrealized Depreciation:	(1,085,384)
			Net Unrealized Appreciation:	$ 1,122,238

TOTAL RETURN SWAP	Notional Amount		Termination Date	Unrealized Loss

Agreement with ReFlow Fund, LLC dated January 9, 2015 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95%.	6,409,130		8/31/2015	(18,700)

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 48.68%
AUTO MANUFACTURERS - 0.25%
General Motors Co. - Societe Generale SA	100,000	0.0000	11/16/2021	$ 95,560

BANKS - 1.22%
Goldman Sachs Group, Inc. - Kansas City Southern	500,000	0.0000	2/16/2021	465,320

BIOTECHNOLOGY - 3.18%
ANI Pharmaceuticals, Inc.	500,000	3.0000	12/1/2019	625,313
Emergent BioSolutions, Inc.	100,000	2.8750	1/15/2021	123,375
Ligand Pharmaceuticals, Inc. - 144A	300,000	0.7500	8/15/2019	461,250
				1,209,938
COMPUTERS - 2.70%
Electronics For Imaging, Inc. - 144A	500,000	0.7500	9/1/2019	525,625
SanDisk Corp.	500,000	0.5000	10/15/2020	501,875
				1,027,500
DIVERSIFIED FINANCIAL SERVICES - 1.71%
Encore Capital Group, Inc.	700,000	2.8750	3/15/2021	649,688

ELECTRONICS - 1.44%
TTM Technologies, Inc.	500,000	1.7500	12/15/2020	546,562

ENERGY-ALTERNATE SOURCES - 0.78%
Renewable Energy Group, Inc.	300,000	2.7500	6/15/2019	296,813

FOREST PRODUCTS & PAPER - 1.49%
International Paper Co. - Wells Fargo & Co	600,000	0.0000	6/10/2020	566,520

HEALTHCARE PRODUCTS - 1.96%
Trinity Biotech Investment Ltd. - 144A	700,000	4.0000	4/1/2045	743,750

HOLDING COMPANIES-DIVERSIFIED - 4.05%
Horizon Pharma Investment Ltd. - 144A	600,000	2.5000	3/15/2022	864,375
RWT Holdings, Inc. - 144A	700,000	5.6250	11/15/2019	675,063
				1,539,438
HOME BUILDERS - 3.40%
KB Home	500,000	1.3750	2/1/2019	485,312
LGI Homes, Inc. - 144A	700,000	4.2500	11/15/2019	792,750
Meritage Homes Corp	15,000	1.8750	9/15/2032	15,759
				1,293,821
INTERNET - 3.66%
Google, Inc. - Goldman Sachs Group, Inc.	450,000	0.0000	2/19/2021	447,008
J2 Global, Inc.	200,000	3.2500	6/15/2029	237,875
LinkedIn Corp. - 144A	700,000	0.5000	11/1/2019	706,566
				1,391,449
INVESTMENT COMPANIES - 1.08%
TCP Capital Corp.	400,000	5.2500	12/15/2019	410,250

MISCELLANEOUS MANUFACTURING - 1.78%
General Electric Co. - Barclays Bank PLC	700,000	0.0000	8/18/2021	677,250

OIL & GAS SERVICES -1.86%
Newpark Resources, Inc.	600,000	4.0000	10/1/2017	624,000
Seacor Holdings, Inc.	100,000	3.0000	11/15/2028	82,500
				706,500

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

PHARMACEUTICALS - 3.53%
Impax Laboratories, Inc. - 144A	800,000	2.0000	6/15/2022	$ 828,000
Pernix Therapeutics Holdings, Inc. - 144A	600,000	4.2500	4/1/2021	517,125
				1,345,125
REAL ESTATE - 0.22%
Forestar Group, Inc.	100,000	3.7500	3/1/2020	85,562

REITS - 6.01%
Apollo Commercial Real Estate	400,000	5.5000	3/15/2019	402,002
Blackstone Mortgage Trust, Inc.	500,000	5.2500	12/1/2018	537,500
Colony Financials, Inc.	500,000	3.8750	1/15/2021	506,875
Pennymac Corp.	100,000	5.3750	5/1/2020	93,000
Resource Capital Corp.	800,000	8.0000	1/15/2020	745,000
				2,284,377
SEMICONDUCTORS - 2.18%
ON Semiconductor Corp. - 144A	700,000	1.0000	12/1/2020	679,437
Photronics, Inc.	142,000	3.2500	4/1/2019	151,674
				831,111
TELECOMMUNICATIONS - 2.77%
CalAmp Corp. - 144A	700,000	1.6250	5/15/2020	647,937
Finisar Corp.	425,000	0.5000	12/15/2033	406,938
				1,054,875
TRANSPORTATION - 3.41%
Atlas Air Worldwide Holdings, Inc.	500,000	2.2500	6/1/2022	471,875
Echo Global Logistics, Inc.	700,000	2.5000	5/1/2020	745,500
Hornbeck Offshore Services, Inc.	100,000	1.5000	9/1/2019	79,875
				1,297,250

TOTAL CONVERTIBLE BONDS				18,518,659
(Cost - $18,090,031)

CORPORATE BONDS & NOTES - 15.93%
AIRLINES - 0.40%
Allegiant Travel Co.	150,000	5.5000	7/15/2019	152,625

CHEMICALS - 1.05%
Celanese US Holdings LLC	200,000	4.6250	11/15/2022	197,500
Chemtura Corp.	200,000	5.7500	7/15/2021	203,000
				400,500
ELECTRICAL COMPONENTS & EQUIPMENT - 0.51%
Anixter, Inc.	190,000	5.1250	10/1/2021	192,375

ELECTRONICS - 0.66%
Jabil Circuit, Inc.	250,000	4.7000	9/15/2022	250,312

HOME BUILDERS - 1.06%
DR Horton, Inc.	200,000	4.3750	9/15/2022	199,000
MDC Holdings, Inc.	200,000	5.5000	1/15/2024	204,290
				403,290
INVESTMENT COMPANIES - 2.13%
FS Investment Corp.	400,000	4.0000	7/15/2019	405,849
PennantPark Investment Co.	400,000	4.5000	10/1/2019	403,116
				808,965
IRON/STEEL - 1.39%
Carpenter Technology Corp.	350,000	4.4500	3/1/2023	344,942
Commercial Metals Co.	200,000	4.8750	5/15/2023	184,000
				528,942

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

MINING - 0.96%
Newmont Mining Corp.	400,000	3.5000	3/15/2022	$ 365,910

MISCELLANEOUS MANUFACTUR - 1.03%
Trinity Industries, Inc.	400,000	4.5500	10/1/2024	391,961

OIL & GAS - 1.18%
Atwood Oceanics Inc.	200,000	6.5000	2/1/2020	188,250
Noble Energy, Inc.	250,000	4.1500	12/15/2021	258,732
				446,982
OIL & GAS SERVICES - 1.28%
Bristow Group, Inc.	200,000	6.2500	10/15/2022	190,000
Oceaneering International, Inc.	300,000	4.6500	11/15/2024	298,120
				488,120
RETAIL - 1.94%
Coach, Inc.	350,000	4.2500	4/1/2025	334,605
Staples, Inc.	400,000	4.3750	1/12/2023	404,850
				739,455
SEMICONDUCTORS - 1.68%
KLA-Tencor Corp.	350,000	4.6500	11/1/2024	347,033
Micron Technology, Inc. - 144A	300,000	5.2500	8/1/2023	289,500
				636,533
TELECOMMUNICATIONS - 0.66%
Juniper Networks, Inc.	250,000	4.5000	3/15/2024	252,688

TOTAL CORPORATE BONDS & NOTES (Cost - $6,166,179)				6,058,658

U.S. TREASURY OBLIGATIONS - 33.43%
United States Treasury Notes	600,000	0.6250	12/31/2016	601,313
United States Treasury Notes	800,000	0.5000	1/31/2017	799,875
United States Treasury Notes	850,000	0.5000	2/28/2017	849,601
United States Treasury Notes	1,300,000	0.6250	6/30/2017	1,299,491
United States Treasury Notes	600,000	1.0000	12/15/2017	602,813
United States Treasury Notes	600,000	0.8750	1/15/2018	600,656
United States Treasury Notes	400,000	0.7500	2/28/2018	398,781
United States Treasury Notes	850,000	1.0000	3/15/2018	852,855
United States Treasury Notes	600,000	1.3750	12/31/2018	604,313
United States Treasury Notes	600,000	1.6250	12/31/2019	604,875
United States Treasury Notes	600,000	1.2500	1/31/2020	594,610
United States Treasury Notes	850,000	1.3750	2/29/2020	846,813
United States Treasury Notes	600,000	2.1250	12/31/2021	609,422
United States Treasury Notes	600,000	1.5000	1/31/2022	585,703
United States Treasury Notes	850,000	1.7500	2/28/2022	841,965
United States Treasury Notes	600,000	1.6250	11/15/2022	585,140
United States Treasury Notes	600,000	2.2500	11/15/2024	603,000
United States Treasury Notes	850,000	2.0000	2/15/2025	835,390
TOTAL U.S. TREASURY OBLIGATIONS				12,716,616
(Cost - $12,725,150)

SHORT-TERM INVESTMENTS - 2.69%
MONEY MARKET FUND - 2.69%	Shares
Milestone Treasury Obligations Portfolio +	1,022,566	0.0100		1,022,566
TOTAL SHORT-TERM INVESTMENTS
(Cost - $1,022,566)

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015
				Market Value

TOTAL INVESTMENTS - 100.73%
(Cost - $38,003,926) (a)				$ 38,316,499
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.73) %				(276,079)
NET ASSETS - 100.00%				$ 38,040,420

+ Variable rate security. Interest rate is as of July 31, 2015.
REITS - Real Estate Investment Trusts.
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,003,926 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
			Unrealized Appreciation:	$ 894,602
			Unrealized Depreciation:	(582,029)
			Net Unrealized Appreciation:	$ 312,573

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2015
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.
Security Valuation – The Funds' securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.
Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.
The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarizes the inputs used as of January 31, 2015 for the Funds' assets and liabilities measured at fair value:

Miller Convertible Bond
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 672,150,649	$ -	$ 672,150,649
U.S. Treasury Obligations	-	34,897,262	-	34,897,262
Short-Term Investments	7,275,981	-	-	7,275,981
Total Investments in Securities	$ 7,275,981	$ 707,047,911	$ -	$ 714,323,892
Liabilities
Total Return Swap**	$ -	$ 165,955	$ -	$ 165,955

Miller Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2015

Miller Convertible Plus Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$ 54,924,788	$ -	$ 54,924,788
U.S. Treasury Obligations	-	6,290,037	-	6,290,037
Short-Term Investments	173,611	-	-	173,611
Total Investments in Securities	$ 173,611	$ 61,214,825	$ -	$ 61,388,436
Liabilities
Total Return Swap**	$ -	$ 18,700	$ -	$ 18,700

Miller Intermediate Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Bonds & Notes	$ -	$ 6,058,658	$ -	$ 6,058,658
Convertible Bonds*	-	18,518,659	-	18,518,659
U.S. Treasury Obligations	-	12,716,616	-	12,716,616
Short-Term Investments	1,022,566	-	-	1,022,566
Total Investments in Securities	$ 1,022,566	$ 37,293,933	$ -	$ 38,316,499

*Please refer to schedule of investments for industry classification.
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented. It is the Funds' policy to record transfers into or out of any Level at the end of the reporting period.
The Funds did no hold any Level 3 securities.
**Represents variation margin on the last day of the reporting period.

Derivative Transactions – The Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month. The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. The Funds may use their own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds' overall return) by replacing it with the impact of market exposure based upon the Funds' own investment holdings. The Funds records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.
During the period ended July 31, 2015, the Convertible Bond Fund and the Convertible Plus Fund invested in total return swaps. At July 31, 2015, the payable for open swap contracts was $165,955 and $18,700, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller

President and Treasurer, Miller Investment Trust

Date 9/15/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller

President and Treasurer, Miller Investment Trust

Date 9/15/15